Post balance sheet events	12 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	22. Post balance sheet events Share buyback On 25 July 2019, the Board approved plans for a further return of capital up to £4.5 billion to shareholders for the three year period to 30 June 2022.